(LOSS)/EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of Basic Earnings Per Ordinary Share
	December 31, 2022	December 31, 2021	December 31, 2020
‘A’ ordinary shares	134,939,327	83,606,810	83,606,810

Basic (loss)/earnings per share denominator	134,939,327	83,606,810	83,606,810

Reconciliation to weighted average (loss)/earnings per share denominator:
Number of ‘A’ ordinary shares at January 1 (Note 18)	96,162,410	96,162,410	96,162,410
Weighted average number of ‘A’ ordinary shares issued during the year	51,332,517	-	-
Weighted average number of treasury shares	(12,555,600)	(12,555,600)	(12,555,600)

Basic (loss)/earnings per share denominator	134,939,327	83,606,810	83,606,810

Schedule of Diluted Earnings Per Ordinary Share

	December 31, 2022	December 31, 2021	December 31, 2020
Potentially Dilutive Instruments:
Issuable on exercise of options (Note 19)	44,814,672	18,727,990	19,485,990
Issuable on exercise of warrants to Perceptive (Note 22)	10,000,000	-	-
Issuable on conversion of Exchangeable notes (Note 22)	38,391	18,263,254	18,263,254
Issuable on conversion of Convertible notes (Note 22)	24,691,358	-	-

Total number of potentially dilutive instruments excluded from the weighted average number of ‘A’ ordinary shares in calculating dilutive (loss)/earnings per ‘A’ ordinary share	79,544,421	36,991,244	37,749,244

Schedule of Basic Earning per ADS
	December 31, 2022	December 31, 2021	December 31, 2020
ADS	33,734,832	20,901,703	20,901,703

Basic (loss)/earnings per ADS denominator	33,734,832	20,901,703	20,901,703

Reconciliation to weighted average (loss)/earnings per ADS denominator:
Number of ADS at January 1 (Note 18)	24,040,602	24,040,602	24,040,602
Weighted average number of shares issued during the year*	12,833,129	-	-
Weighted average number of treasury shares	(3,138,899)	(3,138,899)	(3,138,899)

Basic (loss)/earnings per ADS denominator	33,734,832	20,901,703	20,901,703

Schedule of Diluted Earning per ADS

	December 31, 2022	December 31, 2021	December 31, 2020
Potentially Dilutive Instruments:
Issuable on exercise of options (Note 19)	11,203,668	4,681,998	4,871,498
Issuable on exercise of warrants to Perceptive (Note 22)	2,500,000	-	-
Issuable on conversion of Exchangeable notes (Note 22)	9,598	4,565,814	4,565,814
Issuable on conversion of Convertible notes (Note 22)	6,172,840	-	-

Total number of potentially dilutive instruments excluded from the weighted average number of ADS in calculating dilutive (loss)/earnings per ADS	19,886,106	9,247,812	9,437,312